OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease
SCHEDULE OF OPERATING LEASES SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB

Cash paid for amounts included in the measurement of lease liabilities	4,184	5,332
Right-of-use assets obtained in exchange for operating lease liabilities	-	18,106

SCHEDULE OF OPERATING LEASES SUPPLEMENTAL BALANCE SHEET INFORMATION

Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2022	2023
	RMB	RMB

Right-of-use assets	231	16,507

Operating lease liabilities - current	1,162	3,376
Operating lease liabilities - non-current	145	11,122
Total lease liabilities	1,307	14,498

Weighted average remaining lease term	1.18	4.50
Weighted average discount rate	4.75%	4.75%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities are as follows:

As of December 31, 2023
RMB

2024	4,018
2025	4,018
2026	4,018
2027	4,018
Total operating lease payments	16,072
Less: imputed interest	(1,574)
Total operating lease	14,498